Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Oct. 28, 2020	Dec. 31, 2019
Lessor, Lease, Description [Line Items]
Operating Lease, Liability	$ 65,511
Operating Lease, Right-of-Use Asset	65,544		$ 0
Operating Lease, Expense	1,454
Operating Lease, Lease Income	$ 1,871
One Newbuild Baghdad VLCC [Member]
Lessor, Lease, Description [Line Items]
Lessee, Operating Lease, Discount Rate		6.00%
Baghdad [Member]
Lessor, Lease, Description [Line Items]
Lessee, Operating Lease, Description	10-years
Baghdad [Member] | Optional Period [Member]
Lessor, Lease, Description [Line Items]
Lessee, Operating Lease, Description	5 years